Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
REVENUE

16. REVENUE

The company recognized revenue of AED 59,044 (USD 16,080) from 3D printing sales for the period ended June 30, 2025 (2024: AED 32,796). Revenue is recorded based on the milestone completed with the Company’s revenue recognition policy.